Supplementary Oil and Gas Information - (Unaudited) - Costs Incurred (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Costs Incurred Oil And Gas Property Acquisition Exploration And Development Activities [line items]
Proved oil and gas properties - acquisitions	$ 0.6	$ 4.6
Proved oil and gas properties - dispositions	0.0	0.0
Unproved oil and gas properties	4.7	0.0
Exploration costs	0.0	0.0
Development costs	286.0	313.9
Capital expenditures	290.3	402.1
Change in decommissioning liability estimate	$ (1.0)	$ 83.6